Oil and Gas Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Development costs	$ 65,000	$ 65,000
Development expense	$ 35,144,000	$ 49,960,000
Cendere Oil Field [Member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
South Akcakoca Sub-Basin [member]
IfrsStatementLineItems [Line Items]
Working Interest rate	49.00%